Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, accrual of warranty, the useful lives and impairment of property and equipment, useful lives and impairment of intangible assets, allowance for obsolete inventories, valuation allowance for deferred tax assets, impairment of goodwill and impairment of long-term investments.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Investment

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity.

The Group reviews its held-to-maturity investments in securities for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments. If the carrying amount of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group's intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

The Group separates the amount of the OTTI for investments in debt securities into the amount that is credit related (credit loss component) and the amount that is due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell nor will more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

There has not been any OTTI recognized for the years ended December 31, 2009, 2010 and 2011.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2009, 2010 and 2011.

Cost method investments

Investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income for any dividend received from distribution of the investee's earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

(f)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, bank deposits maturing over three months, held-to-maturity investments, notes receivable, accounts receivable, accounts payable, short term loan, forward contracts, and income tax payable. The carrying values of the Group's financial instruments, except for held-to-maturity investments, approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The held-to-maturity investments are stated at amortized cost.

(g)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, bank deposits maturing over three months, held-to-maturity investments and accounts receivable. The Group places their cash and cash equivalents, restricted cash, bank deposits maturing over three months and held-to-maturity investments with financial institutions with high-credit ratings and quality.

Approximately 96.2% of the Group's deposits were placed with three commercial banks in the PRC as of December 31, 2011. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash, bank deposits maturing over three months and held-to-maturity investments. The following table sets forth information relating to the three largest proportions of the Group's total deposits held by a single bank as of December 31, 2010 and 2011, respectively.

Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2010	2011
	%	%

Bank A	44.0	*
Bank B	31.8	15.6
Bank C	*	57.8
Bank D	—	22.8

The Group conducts credit evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2009	2010	2011
	%	%	%

Customer A	12.8	14.2	*

For the year ended December 31, 2011, there are no revenues from customers that individually represent greater than 10% of the total revenues.

Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2010	2011
	%	%

Customer A	13.8	*
Customer B	*	10.9

*	The amount was less than 10%.

(h)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions. The write-down of inventory value charged to income was of $59, $35 and $45 in 2009, 2010 and 2011, respectively.

(i)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

(j)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

(k)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.

Impairment loss for the years ended December 31, 2009, 2010 and 2011 was $271, $20 and nil, respectively.

(l)	Goodwill

Goodwill is not amortized but tested for impairment on an annual basis and between annual tests in certain circumstances. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liability representing the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. The Group has one reporting unit and has determined to perform the annual impairment test on December 31 of each year. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 or 2011. Exchange realignment of nil, $17 and $25 were debited to goodwill for years ended December 31, 2009, 2010 and 2011, respectively.

(m)	Revenue recognition

The Group's revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and

(2)	Sales of set-top boxes and other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service ("SI service");

(2)	Head-end system development service ("SD service");

(3)	Licensing income; and

(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group's blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group's CA systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for cumulative volume customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group's cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Set-top box and others

The Group also derives revenues from the sales of products other than smart cards, such as set-top boxes and other related products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group's software with the hardware and software purchased from third-party suppliers. The Group's software includes CA systems software, subscriber management system software and head-end electronic program guide software.

CA systems software consists of software that is installed at the premises of the television network operator, or the head end. CA systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber information and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support ("PCS"). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. In limited situations, there is only one acceptance from the customer, rather than a preliminary and a final acceptance. Software is considered delivered to customers when preliminary acceptance or single acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance or single acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance or single acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;

(2)	Delivery has occurred;

(3)	The vendor's fee is fixed or determinable; and

(4)	Collectability is probable.

The systems are installed and tested at the customers' sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. In limited situations, where there is only one acceptance from the customer, rather than a preliminary and final acceptance, revenue is recognized when the single acceptance is obtained. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification ("ASC") 605-35, "Construction-Type and Production-Type Contracts" for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group's CA systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group's CA systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group's CA systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

In addition, the Group produces a design for set-top boxes, and licenses it to set-box manufacturers. The licensing income is recognized when the acceptance is signed by customers and received by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA systems terminal-end software, and set-top box design and operating system.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group's smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

(n)	Deferred costs

Deferred costs are recognized mainly for cost incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI service are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2009, 2010 and 2011 totaled $437, $401 and $535, respectively.

(o)	Value added tax ("VAT") and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as "software products" by PRC tax authorities, the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis. VAT refund is recorded in revenue in the statement of operations.

(p)	Business tax

The Group's PRC subsidiary, VIE and VIE's subsidiaries are subject to business taxes, surcharges or cultural business construction fees on revenues related to certain types of services, and the net revenues are presented net of those taxes and fees incurred.

(q)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance of the obligation. Subsidy income of nil, $89 and $168 were recognized for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(s)	Foreign currency translation

The functional and reporting currency of the Company and CDTV BVI is US dollar. The functional currency of the Company's subsidiaries, VIE and VIE's subsidiaries in the PRC is Renminbi ("RMB"), and the functional currency of the Company's subsidiaries in Hong Kong is Hong Kong dollar.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of equity and comprehensive income.

(t)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group had not have any significant liabilities nor any interest or penalties associated with unrecognized tax position.

(u)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of equity and comprehensive income.

(v)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

(w)	Research and development expenses

Research and development expenses are incurred in the development of the Group's products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

(x)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(y)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

(z)	Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The pronouncement is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its financial position, results of operations or cash flows.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.